Intangible Assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
Amortization of Intangible Assets	$ 21,253	$ 21,071	$ 10,920